MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2014
TransfersAndServicingAbstract
MORTGAGE SERVICING RIGHTS

NOTE 5 - MORTGAGE SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of loans serviced for others were approximately $113,156,000 and $108,029,000 at December 31, 2014 and 2013, respectively.

The carrying amount of servicing rights recorded on loans serviced for others was $961,823 and $918,247, respectively, at December 31, 2014 and 2013, which approximated their fair value. The fair value of servicing rights at December 31, 2014 was determined using a discount rate of 9%, monthly prepayment speeds ranging from 262% to 407%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually. The fair value of servicing rights at December 31, 2013 was determined using a discount rate of 9%, monthly prepayment speeds ranging from 260% to 667%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually. The ancillary income and cost to service assumptions include projected loan defaults.

The following summarizes the activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances:

	Year Ended
	December 31,
	2014	2013
Balance, beginning	$918,247	$811,783
Mortgage servicing rights capitalized	150,546	224,975
Mortgage servicing rights amortized	(106,970)	(173,239)
Decrease in provision for loss in fair value	-	54,728

Balance, ending	$961,823	$918,247

Valuation allowances:

Balance, beginning	$178,896	$233,624
Decrease	-	(54,728)

Balance, ending	$178,896	$178,896

Estimated future amortization expense on mortgage servicing rights is as follows:

Year Ending December 31,	Amount
2015	$148,084
2016	108,035
2017	102,795
2018	80,761
2019	36,941
Thereafter	485,207

$961,823